(Loss) Earnings Per Share	12 Months Ended
Dec. 31, 2022
(Loss) Earnings Per Share [Abstract]
(LOSS) EARNINGS PER SHARE

NOTE 20 – (LOSS) EARNINGS PER SHARE

Basic and diluted (loss) earnings per ordinary share is computed using the weighted average number of ordinary shares outstanding during the year.

	For the years ended December 31,
	2022	2021	2020
	Restated
Numerator:
Net (loss) income	$(23,124,402)	$(8,714,332)	$11,957,287
Less: accretion to redemption value of redeemable non-controlling interests	2,600,738	-	-
foreign currency effect on redemption value of redeemable non-controlling interests	(840,076)	-	-
net loss attributable to non-controlling interests	(487,780)	(311,072)	(130,240)
Net (loss) income attributable to ordinary shareholders	$(24,397,284)	$(8,403,260)	$12,087,527

Denominator:
Weighted average number of shares outstanding – basic and diluted	24,820,313	23,638,751	16,800,000
(Loss) earnings per share – basic and diluted	(0.98)	(0.36)	0.72